Current financial investments (Details) € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Current financial investments
Money market funds	€ 1,292,514		€ 1,317,460	€ 1,571,858
Treasury bills	749,835		877,349	1,454,420
Term deposits	1,543,596		275,000
Total current financial investments	€ 3,585,945		€ 2,469,809	€ 3,026,278
Current financial investments held in USD | $		$ 809.6